SEGMENT INFORMATION (Revenue by Product) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Net sales	$ 15,609,094	$ 17,649,060	$ 17,610,092
Slabs
Disclosure of products and services [line items]
Net sales	79,886	102,723	177,240
Hot rolled
Disclosure of products and services [line items]
Net sales	6,425,471	7,633,699	7,913,232
Cold rolled
Disclosure of products and services [line items]
Net sales	2,361,856	2,623,498	2,379,499
Coated
Disclosure of products and services [line items]
Net sales	5,304,344	5,889,062	5,708,328
Roll-formed and tubular
Disclosure of products and services [line items]
Net sales	506,879	620,993	789,255
Billets, round bars and others
Disclosure of products and services [line items]
Net sales	56,670	21,565	45,351
Other products
Disclosure of products and services [line items]
Net sales	$ 873,988	$ 757,520	$ 597,187